INCOME TAXES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2011
Income Tax Disclosure [Abstract]
Statutory income tax rate		21.00%	21.00%
Net operating loss carryforward		$ 3,050,776
Penalties	$ 90,000	90,000		$ 20,000
Accrued tax penalties	$ 83,684	$ 70,000